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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square   Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:        March 31, 2014

Date of reporting period:      June 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Consumer Discretionary - 14.9%
Amazon.com, Inc. (a)	15,343	$4,260,598
CarMax, Inc. (a)	153,012	7,063,034
CST Brands, Inc. (a)	10,116	311,674
General Motors Company (a)	128,555	4,282,167
Lowe's Companies, Inc.	96,006	3,926,645
McDonald's Corporation	43,220	4,278,780
News Corporation - Class A (a)	131,566	4,289,051
Walt Disney Company (The)	72,218	4,560,567
		32,972,516
Consumer Staples - 12.4%
Anheuser-Busch InBev SA/NV - ADR	34,645	3,127,058
J.M. Smucker Company (The)	49,837	5,140,686
Nestle SA - ADR	66,177	4,353,123
PepsiCo, Inc.	48,106	3,934,590
Procter & Gamble Company (The)	38,639	2,974,817
Walgreen Company	83,485	3,690,037
Wal-Mart Stores, Inc.	55,682	4,147,752
		27,368,063
Energy - 9.7%
Chevron Corporation	37,137	4,394,793
Exxon Mobil Corporation	55,692	5,031,772
National Oilwell Varco, Inc.	55,340	3,812,926
Occidental Petroleum Corporation	41,499	3,702,956
Valero Energy Corporation	129,461	4,501,359
		21,443,806
Financials - 20.6%
American Tower Corporation	48,588	3,555,184
Aon plc	71,210	4,582,363
Berkshire Hathaway, Inc. - Class B (a)	53,556	5,993,988
Brookfield Asset Management, Inc. - Class A	152,289	5,485,450
Brookfield Property Partners, L.P.	8,490	172,347
Capital One Financial Corporation	97,892	6,148,597
Goldman Sachs Group, Inc. (The)	26,225	3,966,531
JPMorgan Chase & Company	69,728	3,680,941
Markel Corporation (a)	12,218	6,438,275
Wells Fargo & Company	137,044	5,655,806
		45,679,482
Health Care - 9.9%
AmerisourceBergen Corporation	80,870	4,514,972

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Amgen, Inc.	33,320	$3,287,351
Celgene Corporation (a)	26,962	3,152,128
Johnson & Johnson	79,913	6,861,330
WellPoint, Inc.	50,390	4,123,918
		21,939,699
Industrials - 8.6%
Danaher Corporation	85,872	5,435,698
General Electric Company	132,645	3,076,038
Parker Hannifin Corporation	35,710	3,406,734
Stanley Black & Decker, Inc.	39,738	3,071,747
United Technologies Corporation	42,694	3,967,980
		18,958,197
Information Technology - 14.2%
Accenture plc - Class A	57,314	4,124,315
Apple, Inc.	6,920	2,740,874
Automatic Data Processing, Inc.	49,175	3,386,190
Google, Inc. - Class A (a)	4,459	3,925,570
International Business Machines Corporation	22,452	4,290,802
Microsoft Corporation	144,088	4,975,359
QUALCOMM, Inc.	49,890	3,047,281
Visa, Inc. - Class A	27,223	4,975,003
		31,465,394
Materials - 3.5%
Albemarle Corporation	55,483	3,456,036
Praxair, Inc.	37,208	4,284,873
		7,740,909

Total Common Stocks (Cost $145,793,493)		$207,568,066

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
iShares Nasdaq Biotechnology Index Fund (Cost $4,014,107)	28,182	$4,900,286

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $4,092,328)	4,092,328	$4,092,328

Total Investments at Value - 97.8% (Cost $153,899,928)		$216,560,680

Other Assets in Excess of Liabilities - 2.2%		4,862,145

Net Assets - 100.0%		$221,422,825

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Consumer Discretionary - 6.9%
Cracker Barrel Old Country Store, Inc.	39,675	$3,755,636
Darden Restaurants, Inc.	54,240	2,738,035
McDonald's Corporation	43,635	4,319,865
Penn National Gaming, Inc. (a)	84,330	4,457,684
		15,271,220
Consumer Staples - 15.9%
Altria Group, Inc.	86,951	3,042,416
Anheuser-Busch InBev SA/NV - ADR	39,460	3,561,660
Archer-Daniels-Midland Company	103,820	3,520,536
Coca-Cola Company (The)	104,330	4,184,676
Diageo plc - ADR	25,555	2,937,547
PepsiCo, Inc.	54,880	4,488,635
Philip Morris International, Inc.	43,315	3,751,945
Walgreen Company	118,770	5,249,634
Wal-Mart Stores, Inc.	59,542	4,435,284
		35,172,333
Energy - 11.0%
BP plc - ADR	103,245	4,309,446
Chevron Corporation	38,906	4,604,136
Exxon Mobil Corporation	49,195	4,444,768
Linn Company, LLC	104,200	3,883,534
Marathon Petroleum Corporation	47,275	3,359,362
TransCanada Corporation	83,040	3,579,855
		24,181,101
Financials - 24.9%
Aflac, Inc.	82,225	4,778,917
Capital One Financial Corporation	79,415	4,988,056
Fidelity National Financial, Inc. - Class A	159,400	3,795,314
Hartford Financial Services Group, Inc.	173,585	5,367,248
JPMorgan Chase & Company	126,115	6,657,611
Markel Corporation (a)	6,350	3,346,132
Sun Communities, Inc.	105,798	5,264,508
Travelers Companies, Inc. (The)	67,655	5,406,988
W.P. Carey, Inc.	80,309	5,314,047
Wells Fargo & Company	142,980	5,900,785
Weyerhaeuser Company	144,194	4,108,087
		54,927,693
Health Care - 9.0%
GlaxoSmithKline plc - ADR	118,410	5,916,947

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Johnson & Johnson	69,445	$5,962,548
Merck & Company, Inc.	78,325	3,638,196
WellPoint, Inc.	53,345	4,365,755
		19,883,446
Industrials - 13.1%
3M Company	34,565	3,779,683
Eaton Corporation plc	71,557	4,709,166
General Electric Company	244,755	5,675,868
Illinois Tool Works, Inc.	46,115	3,189,775
Norfolk Southern Corporation	49,835	3,620,513
Raytheon Company	63,761	4,215,877
Watsco, Inc.	45,425	3,813,883
		29,004,765
Information Technology - 4.5%
Automatic Data Processing, Inc.	64,335	4,430,108
Microsoft Corporation	158,380	5,468,862
		9,898,970
Materials - 2.9%
E.I. du Pont de Nemours and Company	62,610	3,287,025
Eastman Chemical Company	45,830	3,208,558
		6,495,583
Telecommunication Services - 3.1%
TELUS Corporation	107,085	3,125,811
Vodafone Group plc - ADR	127,395	3,661,332
		6,787,143
Utilities - 1.9%
Dominion Resources, Inc.	73,665	4,185,645

Total Common Stocks (Cost $176,549,175)		$205,807,899

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Value
SPDR EURO STOXX 50® ETF	162,210	$5,370,773
WisdomTree Japan Hedged Equity Fund	65,995	3,010,032
Total Exchange-Traded Funds (Cost $7,650,468)		$8,380,805

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 0.9%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $1,641,240)	39,355	$1,830,008

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $6,254,664)	6,254,664	$6,254,664

Total Investments at Value - 100.7% (Cost $192,095,547)		$222,273,376

Liabilities in Excess of Other Assets - (0.7%)		(1,512,006)

Net Assets - 100.0%		$220,761,370

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Consumer Discretionary - 27.7%
Cabela's, Inc. (a)	26,815	$1,736,539
CarMax, Inc. (a)	143,935	6,644,040
CST Brands, Inc. (a)	81,667	2,516,160
Dollar Tree, Inc. (a)	78,565	3,994,245
Hanesbrands, Inc.	65,785	3,382,665
Lamar Advertising Company - Class A (a)	46,375	2,012,675
O'Reilly Automotive, Inc. (a)	43,715	4,923,183
Penn National Gaming, Inc. (a)	121,740	6,435,176
		31,644,683
Consumer Staples - 7.1%
Church & Dwight Company, Inc.	35,510	2,191,322
J.M. Smucker Company (The)	34,225	3,530,309
Walgreen Company	54,735	2,419,287
		8,140,918
Energy - 3.4%
National Oilwell Varco, Inc.	31,010	2,136,589
Valero Energy Corporation	49,040	1,705,121
		3,841,710
Financials - 30.3%
American International Group, Inc. (a)	54,490	2,435,703
American Tower Corporation	61,905	4,529,589
Aon plc	71,140	4,577,859
Brookfield Asset Management, Inc. - Class A	120,425	4,337,709
Brookfield Property Partners, L.P.	6,543	132,823
Capital One Financial Corporation	64,741	4,066,382
Fidelity National Financial, Inc. - Class A	80,785	1,923,491
Markel Corporation (a)	12,160	6,407,712
Safety Insurance Group, Inc.	53,785	2,609,110
Sun Communities, Inc.	73,107	3,637,804
		34,658,182
Health Care - 2.0%
Henry Schein, Inc. (a)	24,215	2,318,586

Industrials - 9.7%
Colfax Corporation (a)	45,795	2,386,378
Delta Air Lines, Inc. (a)	123,855	2,317,327
Pall Corporation	31,925	2,120,778
Rockwell Collins, Inc.	34,835	2,208,887

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Watsco, Inc.	24,275	$2,038,129
		11,071,499
Information Technology - 3.7%
Intuit, Inc.	69,000	4,211,070

Materials - 3.2%
Albemarle Corporation	58,465	3,641,785

Utilities - 3.0%
ITC Holdings Corporation	36,950	3,373,535

Total Common Stocks (Cost $83,965,595)		$102,901,968

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $3,100,594)	3,100,594	$3,100,594

Total Investments at Value - 92.8% (Cost $87,066,189)		$106,002,562

Other Assets in Excess of Liabilities - 7.2%		8,191,313

Net Assets - 100.0%		$114,193,875

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

1.   Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market fund have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$207,568,066	$-	$-	$207,568,066
Exchange-Traded Funds	4,900,286	-	-	4,900,286
Money Market Funds	4,092,328	-	-	4,092,328
Total	$216,560,680	$-	$-	$216,560,680

Davenport Value & Income Fund:
Common Stocks	$205,807,899	$-	$-	$205,807,899
Exchange-Traded Funds	8,380,805	-	-	8,380,805
Closed-End Funds	1,830,008	-	-	1,830,008
Money Market Funds	6,254,664	-	-	6,254,664
Total	$222,273,376	$-	$-	$222,273,376

Davenport Equity Opportunities Fund:
Common Stocks	$102,901,968	$-	$-	$102,901,968
Money Market Funds	3,100,594	-	-	3,100,594
Total	$106,002,562	$-	$-	$106,002,562

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by sector type.  As of June 30, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of June 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2013:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$154,231,617	$192,095,547	$87,119,424

Gross unrealized appreciation	$63,324,421	$31,554,493	$19,422,196
Gross unrealized depreciation	(995,358)	(1,376,664)	(539,058)

Net unrealized appreciation	$62,329,063	$30,177,829	$18,883,138

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for Davenport Core Fund and Davenport Equity Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of June 30, 2013, Davenport Equity Opportunities Fund had 27.7% and 30.3% of the value of its net assets invested in stocks within the Consumer Discretionary sector and the Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Consumer Discretionary - 7.1%
Best Buy Company, Inc. (a)	17,000	$464,610
H&R Block, Inc. (a)	10,000	277,500
Kohl's Corporation	9,000	454,590
Staples, Inc.	30,000	475,800
		1,672,500
Consumer Staples - 11.3%
Avon Products, Inc. (a)	15,000	315,450
Coca-Cola Company (The)	5,000	200,550
ConAgra Foods, Inc.	11,200	391,216
PepsiCo, Inc. (a)	8,800	719,752
Procter & Gamble Company (The)	8,500	654,415
Sysco Corporation	11,000	375,760
		2,657,143
Energy - 10.3%
Chevron Corporation	5,700	674,538
ConocoPhillips	12,200	738,100
Occidental Petroleum Corporation	4,000	356,920
Royal Dutch Shell plc - Class A - ADR	10,500	669,900
		2,439,458
Financials - 12.5%
Bank of Hawaii Corporation (a)	6,000	301,920
Bank of New York Mellon Corporation (The)	11,400	319,770
BB&T Corporation	10,000	338,800
JPMorgan Chase & Company	17,000	897,430
Manulife Financial Corporation	20,000	320,400
People's United Financial, Inc.	23,000	342,700
Prudential Financial, Inc.	6,000	438,180
		2,959,200
Health Care - 7.8%
Johnson & Johnson	8,000	686,880
Merck & Company, Inc.	12,800	594,560
Pfizer, Inc.	20,000	560,200
		1,841,640
Industrials - 11.0%
3M Company	2,800	306,180
Avery Dennison Corporation (a)	9,500	406,220
Emerson Electric Company	8,300	452,682
General Electric Company	20,000	463,800
Royal Philips N.V. - ADR	14,892	404,914
Norfolk Southern Corporation (a)	3,600	261,540

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Industrials - 11.0% (Continued)
R.R. Donnelley & Sons Company	21,000	$294,210
		2,589,546
Information Technology - 16.9%
Apple, Inc.	1,150	455,492
Applied Materials, Inc.	30,000	447,300
Cisco Systems, Inc.	24,800	602,888
Computer Sciences Corporation (a)	10,000	437,700
Dell, Inc.	22,300	297,705
Hewlett-Packard Company	25,000	620,000
Intel Corporation	16,000	387,520
Microsoft Corporation	21,500	742,395
		3,991,000
Materials - 8.9%
E.I. du Pont de Nemours and Company	5,000	262,500
Freeport-McMoRan Copper & Gold, Inc.	8,400	231,924
Nucor Corporation (a)	10,000	433,200
Rio Tinto PLC - ADR	8,600	353,288
Sealed Air Corporation	20,000	479,000
Sonoco Products Company	10,000	345,700
		2,105,612
Telecommunication Services - 2.0%
AT&T, Inc.	13,000	460,200

Utilities - 3.4%
FirstEnergy Corporation	9,000	336,060
PPL Corporation	15,300	462,978
		799,038

Total Common Stocks (Cost $16,915,449)		$21,515,337

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	2,328,148	$2,328,148
First American Government Obligations Fund, Class Z, 0.02% (b)	30,919	30,919
Total Money Market Funds (Cost $2,359,067)		$2,359,067

Total Investments at Value - 101.2% (Cost $19,274,516)		$23,874,404

Liabilities in Excess of Other Assets - (1.2%)		(284,232)

Net Assets - 100.0%		$23,590,172

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2013 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Avery Dennison Corporation,
10/19/2013 at $45	95	$11,875	$14,439
Avon Products, Inc.,
07/20/2013 at $20	150	21,000	29,546
Bank of Hawaii Corporation,
10/19/2013 at $50	60	12,300	13,220
Best Buy Company, Inc.,
09/21/2013 at $25	60	21,600	7,234
Computer Sciences Corporation,
01/18/2014 at $35	50	51,500	13,599
01/18/2014 at $48	50	12,500	13,350
H&R Block, Inc.,
07/20/2013 at $25	100	29,500	14,395
Norfolk Southern Corporation,
01/18/2014 at $85	36	4,140	7,096
Nucor Corporation,
07/20/2013 at $49	45	90	7,739
PepsiCo, Inc.,
01/18/2014 at $87.5	30	4,350	4,910
		$168,855	$125,528

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 76.7%	Shares	Value
Consumer Discretionary - 4.3%
Best Buy Company, Inc. (a)	18,000	$491,940
H&R Block, Inc. (a)	5,000	138,750
Kohl's Corporation	9,500	479,845
Staples, Inc.	31,000	491,660
		1,602,195
Consumer Staples - 6.7%
Archer-Daniels-Midland Company (a)	16,000	542,560
Avon Products, Inc. (a)	24,000	504,720
CVS Caremark Corporation	9,000	514,620
PepsiCo, Inc. (a)	4,200	343,518
Walgreen Company (a)	6,000	265,200
Wal-Mart Stores, Inc.	4,500	335,205
		2,505,823
Energy - 9.3%
Baker Hughes, Inc. (a)	11,000	507,430
Chevron Corporation	5,000	591,700
ConocoPhillips	12,500	756,250
Devon Energy Corporation	11,000	570,680
Occidental Petroleum Corporation	4,200	374,766
Royal Dutch Shell plc - Class A - ADR	11,000	701,800
		3,502,626
Financials - 16.5%
Bank of America Corporation	69,000	887,340
Bank of New York Mellon Corporation (The)	20,000	561,000
Capital One Financial Corporation	4,000	251,240
Comerica, Inc.	13,000	517,790
JPMorgan Chase & Company	21,000	1,108,590
Lincoln National Corporation	20,000	729,400
Manulife Financial Corporation	24,000	384,480
MetLife, Inc.	20,000	915,200
People's United Financial, Inc.	18,000	268,200
Travelers Companies, Inc. (The)	7,000	559,440
		6,182,680
Health Care - 6.7%
Johnson & Johnson	12,500	1,073,250
Merck & Company, Inc.	14,000	650,300
Pfizer, Inc.	28,000	784,280
		2,507,830
Industrials - 9.8%
Avery Dennison Corporation (a)	14,500	620,020

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
FedEx Corporation (a)	5,400	$532,332
General Electric Company	17,000	394,230
Ingersoll-Rand plc (a)	9,500	527,440
Royal Philips N.V. - ADR	16,547	449,913
Lockheed Martin Corporation	4,400	477,224
Masco Corporation (a)	6,500	126,685
Norfolk Southern Corporation (a)	4,000	290,600
R.R. Donnelley & Sons Company	20,000	280,200
		3,698,644
Information Technology - 12.6%
Apple, Inc.	1,200	475,296
Cisco Systems, Inc.	40,000	972,400
Computer Sciences Corporation (a)	10,000	437,700
Dell, Inc.	35,000	467,250
Flextronics International Ltd. (b)	17,000	131,580
Hewlett-Packard Company (a)	29,000	719,200
Intel Corporation	10,000	242,200
Microsoft Corporation	26,000	897,780
Western Union Company (The)	23,000	393,530
		4,736,936
Materials - 7.8%
E.I. du Pont de Nemours and Company	12,000	630,000
Freeport-McMoRan Copper & Gold, Inc.	9,000	248,490
Martin Marietta Materials, Inc. (a)	2,500	246,050
Nucor Corporation (a)	8,000	346,560
Rio Tinto PLC - ADR	9,000	369,720
Sealed Air Corporation	29,000	694,550
Sonoco Products Company	12,000	414,840
		2,950,210
Telecommunication Services - 1.4%
AT&T, Inc.	15,000	531,000

Utilities - 1.6%
FirstEnergy Corporation	5,000	186,700
PPL Corporation	14,000	423,640
		610,340

Total Common Stocks (Cost $20,937,497)		$28,828,284

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 9.0%	Par Value	Value
Financials - 5.5%
American Express Company, 4.875%, due 07/15/2013	$750,000	$751,125
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	798,608
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	520,984
		2,070,717
Industrials - 3.5%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	779,018
Equifax, Inc., 4.45%, due 12/01/2014	500,000	522,362
		1,301,380

Total Corporate Bonds (Cost $3,341,824)		$3,372,097

MUNICIPAL BONDS - 0.7%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue,
1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$289,725

MONEY MARKET FUNDS - 14.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,680,346	$3,680,346
First American Government Obligations Fund, Class Z, 0.02% (c)	1,902,670	1,902,670
Total Money Market Funds (Cost $5,583,016)		$5,583,016

Total Investments at Value - 101.3% (Cost $30,160,795)		$38,073,122

Liabilities in Excess of Other Assets - (1.3%)		(506,537)

Net Assets - 100.0%		$37,566,585

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2013 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Archer-Daniels-Midland Company,
01/18/2014 at $37	80	$9,200	$9,040
Avery Dennison Corporation,
10/19/2013 at $45	50	6,250	9,100
Avon Products, Inc.,
10/19/2013 at $25	60	2,100	7,658
Baker Hughes, Inc.,
01/18/2014 at $50	20	4,320	4,039
Best Buy Company, Inc.,
09/21/2013 at $25	50	18,000	6,029
01/18/2014 at $18	30	29,700	3,209
Computer Sciences Corporation,
01/18/2014 at $35	50	51,500	13,599
01/18/2014 at $55	25	2,250	6,175
FedEx Corporation,
01/18/2014 at $110	28	8,092	12,235
H&R Block, Inc.,
07/20/2013 at $25	50	14,750	6,850
Hewlett-Packard Company,
01/18/2014 at $20	50	28,350	6,599
Ingersoll-Rand plc,
01/18/2014 at $57.5	25	8,500	5,799
01/18/2014 at $62.5	25	4,375	6,675
Martin Marietta Materials, Inc.,
07/20/2013 at $95	25	12,750	14,674
Masco Corporation,
07/20/2013 at $18	65	11,700	10,410
Norfolk Southern Corporation,
01/18/2014 at $85	40	4,600	7,884
Nucor Corporation,
07/20/2013 at $49	40	80	6,879
PepsiCo, Inc.,
01/18/2014 at $87.5	14	2,030	2,716
Walgreen Company,
10/19/2013 at $47	60	7,320	11,220
		$225,867	$150,790

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities and will be classified as Level 2 within the fair value hierarchy (see below).  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities, including corporate bonds and municipal bonds, held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2013 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$21,515,337	$-	$-	$21,515,337
Money Market Funds	2,359,067	-	-	2,359,067
Total	$23,874,404	$-	$-	$23,874,404

Other Financial Instruments:
Covered Call Options	$(168,855)	$-	$-	$(168,855)
Total	$(168,855)	$-	$-	$(168,855)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$28,828,284	$-	$-	$28,828,284
Corporate Bonds	-	3,372,097	-	3,372,097
Municipal Bonds	-	289,725	-	289,725
Money Market Funds	5,583,016	-	-	5,583,016
Total	$34,411,300	$3,661,822	$-	$38,073,122

Other Financial Instruments:
Covered Call Options	$(225,867)	$-	$-	$(225,867)
Total	$(225,867)	$-	$-	$(225,867)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued by sector type.  As of June 30, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of June 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2013:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Tax cost of portfolio investments	$19,274,516	$30,160,795

Gross unrealized appreciation	$4,881,641	$8,704,702
Gross unrealized depreciation	(281,753)	(792,375)

Net unrealized appreciation on investements	$4,599,888	$7,912,327

Net unrealized depreciation on option contracts	$(43,327)	$(75,077)

As of June 30, 2013, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $125,528 and $150,790, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 85.5%	Shares	Value
Consumer Discretionary - 10.3%
Comcast Corporation - Class A	30,000	$1,256,400
CST Brands, Inc. (a)	555	17,100
Darden Restaurants, Inc.	11,000	555,280
Home Depot, Inc. (The)	17,500	1,355,725
Johnson Controls, Inc.	18,600	665,694
McDonald's Corporation	7,000	693,000
NIKE, Inc. - Class B	12,000	764,160
Tractor Supply Company	7,000	823,270
Urban Outfitters, Inc. (a)	10,000	402,200
Walt Disney Company (The)	30,000	1,894,500
		8,427,329
Consumer Staples - 10.2%
Altria Group, Inc.	33,000	1,154,670
Anheuser-Busch InBev SA/NV - ADR	11,500	1,037,990
Coca-Cola Company (The)	25,000	1,002,750
Costco Wholesale Corporation	1,500	165,855
Kraft Foods Group, Inc.	8,278	462,492
McCormick & Company, Inc. - Non-Voting Shares	10,000	703,600
Mondelēz International, Inc. - Class A	24,836	708,571
Philip Morris International, Inc.	16,500	1,429,230
Procter & Gamble Company (The)	10,000	769,900
Whole Foods Market, Inc.	19,000	978,120
		8,413,178
Energy - 8.5%
Apache Corporation	2,489	208,653
Chevron Corporation	9,300	1,100,562
ConocoPhillips	24,500	1,482,250
Marathon Oil Corporation	11,000	380,380
Phillips 66	8,300	488,953
Pioneer Natural Resources Company	8,000	1,158,000
Range Resources Corporation	11,000	850,520
Spectra Energy Corporation	10,000	344,600
TransCanada Corporation	16,000	689,760
Valero Energy Corporation	7,000	243,390
		6,947,068
Financials - 14.0%
Aflac, Inc.	10,565	614,038
American Capital Ltd. (a)	12,990	164,583
American International Group, Inc. (a)	18,000	804,600

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Bank of America Corporation	50,000	$643,000
Bank of New York Mellon Corporation (The)	10,000	280,500
Brookfield Asset Management, Inc. - Class A	21,000	756,420
Brookfield Property Partners, L.P.	1,205	24,462
Colonial Properties Trust	41,400	998,568
Cullen/Frost Bankers, Inc.	17,500	1,168,475
Franklin Resources, Inc.	8,000	1,088,160
HCP, Inc.	6,000	272,640
JPMorgan Chase & Company	27,000	1,425,330
KKR & Company, L.P.	20,000	393,200
Plum Creek Timber Company, Inc.	15,000	700,050
Protective Life Corporation	12,000	460,920
Rayonier, Inc.	13,000	720,070
Wells Fargo & Company	23,000	949,210
		11,464,226
Health Care - 10.4%
Abbott Laboratories	10,000	348,800
AbbVie, Inc.	10,000	413,400
Alexion Pharmaceuticals, Inc. (a)	8,690	801,566
Cardinal Health, Inc.	11,965	564,748
CareFusion Corporation (a)	8,000	294,800
Cerner Corporation (a)	8,225	790,340
Elan Corporation plc - ADR (a)	6,500	91,910
Fresenius Medical Care AG & Company KGaA - ADR	12,000	423,240
Gilead Sciences, Inc. (a)	16,000	819,360
Henry Schein, Inc. (a)	2,500	239,375
Novartis AG - ADR	3,000	212,130
Pfizer, Inc.	25,000	700,250
Prothena Corporation plc (a)	158	2,040
Questcor Pharmaceuticals, Inc.	4,000	181,840
Regeneron Pharmaceuticals, Inc. (a)	2,300	517,224
Seattle Genetics, Inc. (a)	4,000	125,840
Shire plc - ADR	5,000	475,550
Techne Corporation	10,000	690,800
Waters Corporation (a)	8,625	862,931
		8,556,144
Industrials - 8.6%
C.H. Robinson Worldwide, Inc.	3,000	168,930
Caterpillar, Inc.	10,350	853,771
Emerson Electric Company	15,000	818,100

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
General Dynamics Corporation	15,000	$1,174,950
Ingersoll-Rand plc	10,000	555,200
Manitowoc Company, Inc. (The)	14,000	250,740
Norfolk Southern Corporation	10,000	726,500
Quanta Services, Inc. (a)	11,500	304,290
Stericycle, Inc. (a)	7,000	773,010
United Technologies Corporation	15,500	1,440,570
		7,066,061
Information Technology - 16.6%
Accenture plc - Class A	9,500	683,620
Adobe Systems, Inc. (a)	20,000	911,200
Apple, Inc.	5,505	2,180,420
Automatic Data Processing, Inc.	12,400	853,864
Broadridge Financial Solutions, Inc.	5,000	132,900
eBay, Inc. (a)	7,000	362,040
Google, Inc. - Class A (a)	1,300	1,144,481
International Business Machines Corporation	8,500	1,624,435
MasterCard, Inc. - Class A	3,500	2,010,750
NetApp, Inc. (a)	13,000	491,140
QUALCOMM, Inc.	5,000	305,400
TE Connectivity Ltd.	12,000	546,480
Texas Instruments, Inc.	10,000	348,700
Visa, Inc. - Class A	9,500	1,736,125
Western Union Company (The)	10,000	171,100
Yahoo!, Inc. (a)	5,000	125,550
		13,628,205
Materials - 2.7%
Ecolab, Inc.	4,000	340,760
Freeport-McMoRan Copper & Gold, Inc.	8,932	246,612
International Paper Company	5,000	221,550
Monsanto Company	5,000	494,000
Praxair, Inc.	5,000	575,800
Sherwin-Williams Company (The)	2,100	370,860
		2,249,582
Telecommunication Services - 1.9%
Telstra Corporation Ltd. - ADR	30,000	655,200
Verizon Communications, Inc.	18,000	906,120
		1,561,320
Utilities - 2.3%
Duke Energy Corporation	19,000	1,282,500

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Utilities - 2.3% (Continued)
Wisconsin Energy Corporation	14,000	$573,860
		1,856,360

Total Common Stocks (Cost $43,801,167)		$70,169,473

EXCHANGE-TRADED FUNDS - 7.7%	Shares	Value
iShares Core S&P Mid-Cap ETF	8,000	$924,000
iShares Russell 2000 Index Fund	15,000	1,457,400
Market Vectors Agribusiness ETF	12,000	614,280
ProShares Credit Suisse 130/30 ETF	10,000	759,800
Vanguard Mid-Cap ETF	26,900	2,559,266
Total Exchange-Traded Funds (Cost $4,719,111)		$6,314,746

EXCHANGE-TRADED NOTES - 3.0%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,843,715)	52,000	$2,427,880

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (a) (Cost $13,600)	800	$14,592

COMMERCIAL PAPER - 3.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 07/01/2013 (Cost $3,138,000)	$3,138,000	$3,138,000

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $453)	453	$453

Total Investments at Value - 100.0% (Cost $53,516,046)		$82,065,144

Other Assets in Excess of Liabilities - 0.0% (b)		13,159

Net Assets - 100.0%		$82,078,303

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 79.8%	Shares	Value
Consumer Discretionary - 13.9%
BorgWarner, Inc. (a)	2,800	$241,220
Buffalo Wild Wings, Inc. (a)	2,400	235,584
Chico's FAS, Inc.	7,100	121,126
Coach, Inc.	5,825	332,549
CST Brands, Inc. (a)	550	16,945
Darden Restaurants, Inc.	2,275	114,842
Dollar Tree, Inc. (a)	4,200	213,528
Family Dollar Stores, Inc.	2,800	174,468
Gildan Activewear, Inc. - Class A	8,600	348,386
Guess?, Inc.	6,075	188,507
Hasbro, Inc.	2,525	113,196
Jarden Corporation (a)	8,475	370,781
John Wiley & Sons, Inc. - Class A	1,800	72,162
Liberty Global plc - Series A (a)	5,125	379,660
Nordstrom, Inc.	3,900	233,766
O'Reilly Automotive, Inc. (a)	4,200	473,004
Panera Bread Company - Class A (a)	1,600	297,504
PetSmart, Inc.	3,500	234,465
PVH Corporation	4,100	512,705
Ross Stores, Inc.	6,000	388,860
Service Corporation International	15,200	274,056
Tiffany & Company	3,475	253,119
Tractor Supply Company	780	91,736
True Religion Apparel, Inc.	8,600	272,276
Urban Outfitters, Inc. (a)	5,600	225,232
Vail Resorts, Inc.	1,700	104,584
VF Corporation	1,175	226,846
		6,511,107
Consumer Staples - 3.5%
Church & Dwight Company, Inc.	10,800	666,468
Hormel Foods Corporation	12,000	462,960
J.M. Smucker Company (The)	4,700	484,805
Tyson Foods, Inc. - Class A	2,000	51,360
		1,665,593
Energy - 5.2%
Cameron International Corporation (a)	4,010	245,252
Cimarex Energy Company	3,250	211,217
Murphy Oil Corporation	3,740	227,729
Noble Corporation	5,360	201,429

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Energy - 5.2% (Continued)
NuStar Energy, L.P.	4,350	$198,577
Peabody Energy Corporation	8,200	120,048
Pioneer Natural Resources Company	2,680	387,930
Range Resources Corporation	3,500	270,620
Schlumberger Ltd.	3,134	224,582
Ultra Petroleum Corporation (a)	9,900	196,218
Valero Energy Corporation	4,950	172,112
		2,455,714
Financials - 14.3%
Alexander & Baldwin, Inc. (a)	3,000	119,250
Alleghany Corporation (a)	765	293,232
American Financial Group, Inc.	6,600	322,806
Annaly Capital Management, Inc.	12,200	153,354
Arch Capital Group Ltd. (a)	5,650	290,467
Arthur J. Gallagher & Company	6,750	294,907
Axis Capital Holdings Ltd.	5,000	228,900
Bank of Hawaii Corporation	6,000	301,920
Berkley (W.R.) Corporation	6,450	263,547
Colonial Properties Trust	30,000	723,600
Cullen/Frost Bankers, Inc.	4,400	293,788
Eaton Vance Corporation	8,500	319,515
Everest Re Group Ltd.	2,050	262,933
IntercontinentalExchange, Inc. (a)	1,850	328,856
Jones Lang LaSalle, Inc.	2,800	255,192
Kemper Corporation	6,200	212,350
Liberty Property Trust	5,680	209,933
NASDAQ OMX Group, Inc. (The)	9,500	311,505
New York Community Bancorp, Inc.	12,970	181,580
Old Republic International Corporation	21,400	275,418
Potlatch Corporation	6,941	280,694
Rayonier, Inc.	5,250	290,798
SEI Investments Company	10,000	284,300
Westamerica Bancorporation	4,370	199,665
		6,698,510
Health Care - 8.3%
Abaxis, Inc.	1,000	47,510
Alexion Pharmaceuticals, Inc. (a)	1,000	92,240
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	280,500
C.R. Bard, Inc.	1,000	108,680
Cantel Medical Corporation	3,000	101,610

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Health Care - 8.3% (Continued)
Cerner Corporation (a)	400	$38,436
Charles River Laboratories International, Inc. (a)	4,000	164,120
Chemed Corporation	1,000	72,430
Computer Programs & Systems, Inc.	1,800	88,452
Covance, Inc. (a)	4,000	304,560
Covidien plc	1,500	94,260
Ensign Group, Inc. (The)	3,000	105,660
Fresenius Medical Care AG & Company KGaA - ADR	4,400	155,188
Hanger, Inc. (a)	4,000	126,520
Henry Schein, Inc. (a)	3,000	287,250
Illumina, Inc. (a)	2,000	149,680
ImmunoGen, Inc. (a)	2,000	33,180
Intuitive Surgical, Inc. (a)	200	101,316
Life Technologies Corporation (a)	2,891	213,963
ResMed, Inc.	6,000	270,780
Seattle Genetics, Inc. (a)	2,500	78,650
Shire plc - ADR	1,500	142,665
Techne Corporation	4,500	310,860
Teleflex, Inc.	4,000	309,960
Waters Corporation (a)	2,000	200,100
		3,878,570
Industrials - 12.1%
AMETEK, Inc.	1,350	57,105
C.H. Robinson Worldwide, Inc.	5,000	281,550
Deluxe Corporation	5,000	173,250
Donaldson Company, Inc.	12,000	427,920
Engility Holdings, Inc. (a)	500	14,210
Expeditors International of Washington, Inc.	6,000	228,060
Fastenal Company	9,950	456,207
Graco, Inc.	6,000	379,260
Jacobs Engineering Group, Inc. (a)	4,475	246,707
Joy Global, Inc.	2,000	97,060
L-3 Communications Holdings, Inc.	3,000	257,220
Manpower, Inc.	4,000	219,200
Matson, Inc.	3,000	75,000
MSC Industrial Direct Company, Inc. - Class A	5,000	387,300
Pentair Ltd.	2,400	138,456
Snap-on, Inc.	4,275	382,100
SPX Corporation	5,000	359,900

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Industrials - 12.1% (Continued)
Stericycle, Inc. (a)	7,500	$828,225
Timken Company	5,000	281,400
Waste Connections, Inc.	6,000	246,840
WESCO International, Inc. (a)	1,850	125,726
		5,662,696
Information Technology - 12.6%
ADTRAN, Inc.	8,000	196,880
Advent Software, Inc. (a)	8,000	280,480
Alliance Data Systems Corporation (a)	2,610	472,488
Arrow Electronics, Inc. (a)	8,600	342,710
Cognizant Technology Solutions Corporation - Class A (a)	3,000	187,830
Cree, Inc. (a)	4,820	307,805
Diebold, Inc.	5,000	168,450
DST Systems, Inc.	4,000	261,320
Harris Corporation	6,000	295,500
IAC/InterActiveCorporation	3,000	142,680
Integrated Device Technology, Inc. (a)	10,000	79,400
Jack Henry & Associates, Inc.	9,000	424,170
Lam Research Corporation (a)	6,000	266,040
Linear Technology Corporation	6,000	221,040
Microchip Technology, Inc.	5,000	186,250
National Instruments Corporation	12,000	335,280
NetApp, Inc. (a)	5,000	188,900
Polycom, Inc. (a)	8,000	84,320
Rackspace Hosting, Inc. (a)	4,000	151,560
Rovi Corporation (a)	6,000	137,040
SanDisk Corporation (a)	5,000	305,500
Solera Holdings, Inc.	4,000	222,600
Western Union Company (The)	12,400	212,164
Xilinx, Inc.	7,000	277,270
Zebra Technologies Corporation - Class A (a)	4,000	173,760
		5,921,437
Materials - 5.8%
Airgas, Inc.	4,000	381,840
Albemarle Corporation	8,000	498,320
Ashland, Inc.	3,000	250,500
Cabot Corporation	4,000	149,680
Martin Marietta Materials, Inc.	2,500	246,050
Packaging Corporation of America	5,000	244,800

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Scotts Miracle-Gro Company (The) - Class A	4,000	$193,240
Sonoco Products Company	5,000	172,850
Steel Dynamics, Inc.	12,000	178,920
Valspar Corporation (The)	6,000	388,020
		2,704,220
Utilities - 4.1%
AGL Resources, Inc.	8,400	360,024
Great Plains Energy, Inc.	9,050	203,987
ONEOK, Inc.	12,000	495,720
Pepco Holdings, Inc.	7,900	159,264
SCANA Corporation	7,530	369,723
Vectren Corporation	10,600	358,598
		1,947,316

Total Common Stocks (Cost $22,326,863)		$37,445,163

EXCHANGE-TRADED FUNDS - 12.0%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	8,000	$465,520
Guggenheim Mid-Cap Core ETF	26,000	1,036,360
iShares Core S&P Mid-Cap ETF	9,355	1,080,503
iShares Nasdaq Biotechnology Index Fund	2,500	434,700
SPDR® S&P Homebuilders ETF Trust	4,360	128,271
SPDR® S&P MIDCAP 400® ETF Trust	5,000	1,051,900
Vanguard Mid-Cap ETF	15,000	1,427,100
Total Exchange-Traded Funds (Cost $4,299,302)		$5,624,354

EXCHANGE-TRADED NOTES - 2.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $980,004)	27,000	$1,260,630

COMMERCIAL PAPER - 5.1%	Par Value	Value
U.S. Bancorp, discount, 0.02% (b), due 07/01/2013	$2,300,000	$2,300,000
U.S. Bank, N.A., discount, 0.02% (b), due 07/01/2013	122,000	122,000
Total Commercial Paper (Cost $2,422,000)		$2,422,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $46)	46	$46

Total Investments at Value - 99.6% (Cost $30,028,215)		$46,752,193

Other Assets in Excess of Liabilities - 0.4%		165,313

Net Assets - 100.0%		$46,917,506

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$253,085
5.00%, due 08/15/2018	400,000	422,560
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	542,436
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	274,030
3.75%, due 02/01/2018	200,000	218,548
Alabama State, GO,
5.00%, due 09/01/2015	300,000	301,125
5.00%, due 02/01/2016	575,000	613,473
5.00%, due 09/01/2016	300,000	301,119
5.00%, due 09/01/2017	300,000	307,113
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	528,425
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	531,721
3.00%, due 06/01/2019	375,000	391,054
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	334,038
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	366,002
5.00%, due 06/01/2020	350,000	414,827
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	222,354
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	577,795
Auburn, AL, Waterworks Board, Water Rev.,
5.00%, due 09/01/2014	205,000	215,113
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	658,469
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	205,254
4.00%, due 06/01/2019	200,000	219,626

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	$320,000	$362,685
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	447,816
3.625%, due 07/01/2018	250,000	269,835
Calera, AL, GO, Warrants,
3.00%, due 12/01/2016	250,000	263,745
3.00%, due 12/01/2017	410,000	433,657
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	474,321
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	283,040
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	273,286
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	525,110
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	430,672
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	523,040
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	309,747
3.50%, due 06/01/2017	515,000	546,240
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	330,766
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	792,644
4.00%, due 11/01/2019	225,000	249,426
4.50%, due 11/01/2019	250,000	272,652
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	259,215
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	544,990
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	273,367

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	$470,000	$515,200
4.00%, due 02/15/2021	245,000	265,815
4.00%, due 02/15/2022	250,000	266,993
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	552,281
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	528,775
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	304,761
3.00%, due 12/01/2016	375,000	399,315
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	581,124
5.00%, due 11/01/2017,
Prerefunded 11/1/2013 @ 100	300,000	304,676
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	546,310
4.00%, due 09/01/2018	500,000	558,215
Jacksonville, AL, GO, Warrants,
2.00%, due 09/01/2016	200,000	202,878
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	579,975
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	224,936
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	217,468
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	255,877

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Mobile Co., AL, GO, Refunding and Improvement Warrants,
4.50%, due 08/01/2013	$100,000	$100,389
5.25%, due 08/01/2015,
Prerefunded 08/01/2014 @ 100	400,000	421,592
Montgomery, AL, GO, Warrants,
3.00%, due 11/01/2014	500,000	517,045
2.50%, due 04/01/2021	500,000	504,595
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	285,568
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	274,450
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	315,747
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	429,702
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	280,385
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	497,330
3.00%, due 06/01/2018	215,000	223,795
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	219,264
5.00%, due 02/01/2019	240,000	279,190
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	304,575
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	664,440
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	145,449
4.00%, due 08/01/2014	205,000	212,419
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	548,030

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	$350,000	$350,102
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	557,830
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	522,795
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	360,937
5.00%, due 07/01/2017	245,000	279,731
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	564,605
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	254,102
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	345,754

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $31,200,870)		$31,528,841

MONEY MARKET FUNDS - 2.9%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.00% (a) (Cost $941,317)	941,317	$941,317

Total Investments at Value - 99.1% (Cost $32,142,187)		$32,470,158

Other Assets in Excess of Liabilities - 0.9%		310,291

Net Assets - 100.0%		$32,780,449

(a)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current fair value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$70,169,473	$-	$-	$70,169,473
Exchange-Traded Funds	6,314,746	-	-	6,314,746
Exchange-Traded Notes	2,427,880	-	-	2,427,880
Warrants	14,592	-	-	14,592
Commercial Paper	-	3,138,000	-	3,138,000
Money Market Funds	453	-	-	453
Total	$78,927,144	$3,138,000	$-	$82,065,144

The Government Street Mid-Cap Fund:
Common Stocks	$37,445,163	$-	$-	$37,445,163
Exchange-Traded Funds	5,624,354	-	-	5,624,354
Exchange-Traded Notes	1,260,630	-	-	1,260,630
Commercial Paper	-	2,422,000	-	2,422,000
Money Market Funds	46	-	-	46
Total	$44,330,193	$2,422,000	$-	$46,752,193

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$31,528,841	$-	$31,528,841
Money Market Funds	941,317	-	-	941,317
Total	$941,317	$31,528,841	$-	$32,470,158

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks valued by sector type.  As of June 30, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2013:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$53,516,046	$30,018,591	$32,142,187

Gross unrealized appreciation	$29,225,919	$17,302,428	$644,502
Gross unrealized depreciation	(676,821)	(568,826)	(316,531)

Net unrealized appreciation	$28,549,098	$16,733,602	$327,971

The difference between the federal income tax cost and the Schedule of Investments cost for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to adjustments to basis on public traded partnerships.

4.  Concentration of Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 66.5%	Shares	Value
Consumer Discretionary - 8.0%
Comcast Corporation - Class A	6,400	$268,032
Discovery Communications, Inc. - Class A (a)	2,000	154,420
Dollar Tree, Inc. (a)	5,200	264,368
Macy's, Inc.	5,600	268,800
TJX Companies, Inc. (The)	5,500	275,330
Viacom, Inc. - Class B	4,000	272,200
		1,503,150
Consumer Staples - 7.9%
Archer-Daniels-Midland Company	5,000	169,550
CVS Caremark Corporation	4,700	268,746
Kroger Company (The)	7,500	259,050
Mondelēz International, Inc. - Class A	7,400	211,122
PepsiCo, Inc.	3,300	269,907
Sysco Corporation	3,700	126,392
Wal-Mart Stores, Inc.	2,400	178,776
		1,483,543
Energy - 9.0%
Apache Corporation	3,100	259,873
Baker Hughes, Inc.	4,500	207,585
Chevron Corporation	2,000	236,680
Hess Corporation	4,000	265,960
Marathon Oil Corporation	3,900	134,862
Noble Corporation	8,300	311,914
Royal Dutch Shell PLC - Class A - ADR	4,000	255,200
		1,672,074
Financials - 10.0%
American Express Company	3,450	257,922
Ameriprise Financial, Inc.	3,500	283,080
BB&T Corporation	7,800	264,264
Discover Financial Services, LLC	3,600	171,504
JPMorgan Chase & Company	7,000	369,530
MetLife, Inc.	6,000	274,560
PNC Financial Services Group, Inc.	3,500	255,220
		1,876,080
Health Care - 9.4%
Abbott Laboratories	3,500	122,080
AbbVie, Inc.	3,200	132,288
Aetna, Inc.	4,500	285,930
AmerisourceBergen Corporation	4,450	248,444

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 66.5% (Continued)	Shares	Value
Health Care - 9.4% (Continued)
Amgen, Inc.	2,600	$256,516
McKesson Corporation	2,000	229,000
Thermo Fisher Scientific, Inc.	2,500	211,575
UnitedHealth Group, Inc.	4,000	261,920
		1,747,753
Industrials - 9.3%
Dover Corporation	3,300	256,278
Eaton Corporation PLC	4,300	282,983
FedEx Corporation	2,700	266,166
General Electric Company	13,000	301,470
Norfolk Southern Corporation	3,200	232,480
Ryder System, Inc.	4,300	261,397
Siemens AG - ADR	1,300	131,703
		1,732,477
Information Technology - 12.9%
Apple, Inc.	1,100	435,688
Cisco Systems, Inc.	12,000	291,720
EMC Corporation	11,600	273,992
Google, Inc. - Class A (a)	425	374,157
Intel Corporation	6,100	147,742
International Business Machines Corporation	900	171,999
Microsoft Corporation	4,400	151,932
Oracle Corporation	10,100	310,272
QUALCOMM, Inc.	4,150	253,482
		2,410,984

Total Common Stocks (Cost $7,822,309)		$12,426,061

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $173,289)	8,700	$169,563

U.S. TREASURY OBLIGATIONS - 6.0%	Par Value	Value
U.S. Treasury Notes - 6.0%
4.25%, 11/15/2014	$350,000	$369,250
4.25%, 11/15/2017	400,000	452,500
2.625%, 08/15/2020	175,000	182,875

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 6.0% (Continued)	Par Value	Value
U.S. Treasury Notes - 6.0% (Continued)
2.125%, 08/15/2021	$120,000	$119,513
Total U.S. Treasury Obligations (Cost $1,056,423)		$1,124,138

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.0%	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.0%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$562,839

CORPORATE BONDS - 13.6%	Par Value	Value
Consumer Discretionary - 1.0%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$109,207
Comcast Corporation, 5.70%, due 07/01/2019	75,000	87,590
		196,797
Consumer Staples - 2.9%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	90,313
General Mills, Inc., 5.70%, due 02/15/2017	150,000	169,869
Mondelēz International, Inc., 6.50%, due 08/11/2017	100,000	116,265
PepsiCo, Inc., 3.10%, due 01/15/2015	75,000	77,808
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	81,798
		536,053
Energy - 0.6%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	110,970

Financials - 4.4%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	76,791
American Express Company, 4.875%, due 07/15/2013	150,000	150,225

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.6% (Continued)	Par Value	Value
Financials - 4.4% (Continued)
BB&T Corporation, 2.15%, due 03/22/2017	$100,000	$100,164
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	114,815
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	155,159
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	120,865
Royal Bank of Canada, 2.30%, due 07/20/2016	100,000	102,904
		820,923
Health Care - 2.8%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	171,238
GlaxoSmithKline PLC, 5.65%, due 05/15/2018	200,000	231,948
Novartis Securities Investment Ltd., 5.125%, due 02/10/2019	100,000	115,094
		518,280
Information Technology - 0.4%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	80,888

Materials - 0.7%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	26,720
E.I. du Pont de Nemours and Company, 4.875%, due 04/30/2014	100,000	103,477
		130,197
Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	143,694

Total Corporate Bonds (Cost $2,479,339)		$2,537,802

MORTGAGE-BACKED SECURITIES - 2.4%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.7%
Pool #A43942, 5.50%, due 03/01/2036	$41,627	$44,836
Pool #A97047, 4.50%, due 02/01/2041	78,222	82,601
		127,437

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 2.4% (Continued)	Par Value	Value
Federal National Mortgage Association - 1.6%
Pool #618465, 5.00%, due 12/01/2016	$23,689	$25,277
Pool #684231, 5.00%, due 01/01/2018	36,245	38,675
Pool #255455, 5.00%, due 10/01/2024	55,826	60,478
Pool #255702, 5.00%, due 05/01/2025	78,600	85,253
Pool #808413, 5.50%, due 01/01/2035	86,137	93,899
		303,582
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	11,695	13,184

Total Mortgage-Backed Securities (Cost $414,908)		$444,203

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.5%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$102,477

Total Investments at Value - 92.9% (Cost $12,538,300)		$17,367,083

Other Assets in Excess of Liabilities - 7.1%		1,330,853

Net Assets - 100.0%		$18,697,936

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 11.9%
Comcast Corporation - Class A	13,800	$577,944
Discovery Communications, Inc. - Class A (a)	4,400	339,724
Dollar Tree, Inc. (a)	11,800	599,912
Macy's, Inc.	12,600	604,800
McDonald's Corporation	1,500	148,500
TJX Companies, Inc. (The)	11,700	585,702
Viacom, Inc. - Class B	8,700	592,035
		3,448,617
Consumer Staples - 11.4%
Archer-Daniels-Midland Company	13,700	464,567
CVS Caremark Corporation	10,200	583,236
Kroger Company (The)	16,900	583,726
Mondelēz International, Inc. - Class A	15,000	427,950
PepsiCo, Inc.	7,100	580,709
Sysco Corporation	8,300	283,528
Wal-Mart Stores, Inc.	4,900	365,001
		3,288,717
Energy - 12.4%
Apache Corporation	7,000	586,810
Baker Hughes, Inc.	9,650	445,154
Chevron Corporation	4,100	485,194
Hess Corporation	8,500	565,165
Marathon Oil Corporation	8,000	276,640
Noble Corporation	18,500	695,230
Royal Dutch Shell PLC - Class A - ADR	8,500	542,300
		3,596,493
Financials - 14.8%
American Express Company	7,800	583,128
Ameriprise Financial, Inc.	8,000	647,040
BB&T Corporation	17,700	599,676
Discover Financial Services, LLC	8,300	395,412
JPMorgan Chase & Company	15,400	812,966
MetLife, Inc.	13,700	626,912
PNC Financial Services Group, Inc.	8,300	605,236
		4,270,370
Health Care - 13.7%
Abbott Laboratories	8,000	279,040
AbbVie, Inc.	7,600	314,184
Aetna, Inc.	10,000	635,400

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
AmerisourceBergen Corporation	9,400	$524,802
Amgen, Inc.	5,700	562,362
McKesson Corporation	4,800	549,600
Thermo Fisher Scientific, Inc.	5,900	499,317
UnitedHealth Group, Inc.	9,000	589,320
		3,954,025
Industrials - 13.3%
Dover Corporation	7,500	582,450
Eaton Corporation PLC	9,500	625,195
FedEx Corporation	6,200	611,196
General Electric Company	28,900	670,191
Norfolk Southern Corporation	6,500	472,225
Ryder System, Inc.	9,600	583,584
Siemens AG - ADR	2,800	283,668
		3,828,509
Information Technology - 18.1%
Apple, Inc.	2,500	990,200
Cisco Systems, Inc.	25,500	619,905
EMC Corporation	25,800	609,396
Google, Inc. - Class A (a)	875	770,324
Intel Corporation	12,200	295,484
International Business Machines Corporation	2,000	382,220
Microsoft Corporation	9,100	314,223
Oracle Corporation	21,700	666,624
QUALCOMM, Inc.	9,500	580,260
		5,228,636

Total Common Stocks (Cost $18,095,004)		$27,615,367

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $390,399)	19,600	$382,004

Total Investments at Value - 96.9% (Cost $18,485,403)		$27,997,371

Other Assets in Excess of Liabilities - 3.1%		907,066

Net Assets - 100.0%		$28,904,437

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$525,420
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	570,716
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	783,426
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	833,302
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	264,697
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	561,980
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	454,880
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	446,868
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	539,705
5.00%, due 04/01/2025	500,000	575,255
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	276,770
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	411,698
5.00%, due 05/01/2022	430,000	503,874
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	548,085
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	563,375
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	542,260
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	742,250

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	$250,000	$297,092
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	550,520
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	518,360
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	250,000	267,987
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	239,626
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	585,015
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014, ETM	715,000	749,985
5.25%, due 07/15/2014	285,000	298,461
Richmond, Virginia, Public Improvement, Series A, GO,
5.00%, due 03/01/2024	280,000	323,912
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	465,120
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,062,096
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	350,370
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	511,800
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	530,100
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	280,148

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$250,000	$290,910
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	298,140
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	596,330
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	530,335
5.00%, due 03/01/2019	250,000	291,318
4.00%, due 09/01/2026	500,000	517,730
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	548,985
Virginia Polytechnic Institute & State University, General and Athletic Facilities, Series D, Revenue,
5.00%, due 06/01/2016	115,000	120,748
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	285,565
Virginia State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Note, Series A, Revenue,
5.00%, due 03/15/2023	500,000	585,100
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,047,580
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	588,770
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	645,436
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	583,625

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	$500,000	$590,895
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	800,000	921,413
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	287,703

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,900,080)		$24,905,736

WASHINGTON, D.C. REVENUE BONDS - 2.2%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $506,824)	$500,000	$567,910

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $241,000)	10,000	$239,000

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $258,910)	258,910	$258,910

Total Investments at Value - 98.9% (Cost $24,906,814)		$25,971,556

Other Assets in Excess of Liabilities - 1.1%		296,269

Net Assets - 100.0%		$26,267,825

ETM - Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

1.   Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, corporate bonds, mortgage-backed securities, obligations of the U.S. Treasury and U.S. Government agencies, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$12,426,061	$-	$-	$12,426,061
Exchange-Traded Funds	169,563	-	-	169,563
U.S. Treasury Obligations	-	1,124,138	-	1,124,138
U.S. Government Agency Obligations	-	562,839	-	562,839
Corporate Bonds	-	2,537,802	-	2,537,802
Mortgage-Backed Securities	-	444,203	-	444,203
Municipal Bonds	-	102,477	-	102,477
Total	$12,595,624	$4,771,459	$-	$17,367,083

The Jamestown Equity Fund:
Common Stocks	$27,615,367	$-	$-	$27,615,367
Exchange-Traded Funds	382,004	-	-	382,004
Total	$27,997,371	$-	$-	$27,997,371

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$25,473,646	$-	$25,473,646
Exchange-Traded Funds	239,000	-	-	239,000
Money Market Funds	258,910	-	-	258,910
Total	$497,910	$25,473,646	$-	$25,971,556

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds valued by sector type.  As of June 30, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2013:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$12,571,911	$18,562,478	$24,906,814

Gross unrealized appreciation	$4,892,100	$9,571,679	$1,322,774
Gross unrealized depreciation	(96,928)	(136,786)	(258,032)

Net unrealized appreciation	$4,795,172	$9,434,893	$1,064,742

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.   Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 27, 2013

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 27, 2013

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	August 27, 2013

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date	August 27, 2013

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund)

Date	August 27, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 27, 2013

* Print the name and title of each signing officer under his or her signature.